Related Parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Parties
RELATED PARTIES

	US Dollars
Figures in millions	2019	2018	2017

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Associates	19	—	—
Joint ventures	7	10	12

Purchases and services acquired from related parties
Associates	12	19	16
Joint ventures	1	—	3

Outstanding balances arising from sale of goods and services due by related parties
Associates	19	19	7
Joint ventures	1	—	2
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 19)

Executive contracts
All members of the Executive Management team have permanent employment contracts which entitle them to standard group benefits as defined by their specific region and participation in the company’s Deferred Share Plan (DSP).

South African-based executives are paid a portion of their remuneration offshore, which is detailed under a separate contract. This reflects global roles and responsibilities and takes account of offshore business requirements.

The executive contracts are reviewed annually and currently continue to include a change in control provision. The change in control is subject to the following triggers:

•	The acquisition of all or part of AngloGold Ashanti; or

•	A number of shareholders holding less than thirty-five percent of the company’s issued share capital consorting to gain a majority of the board and make management decisions; and

•	The contracts of Executive Committee members are either terminated or their role and employment conditions are curtailed.

In the event of a change in control becoming effective, the executive management team will in certain circumstances be subject to both the notice period and the change in control contract terms. The notice period applied per category of executive and the change in control periods as at 31 December 2019 were as follows:

Executive Committee member	Notice Period	Change of control
CEO	12 months	12 months
CFO	6 months	6 months
EXCO	6 months	6 months
Directors and other key management personnel

Executive Directors’ and Prescribed Officers’ remuneration

The tables below illustrate the single total figure of remuneration and the total cash equivalent received reconciliation of Executive Directors and Prescribed Officers as prescribed by King IV. It comprises an overview of all the pay elements available to the executive management team for the year ended 31 December 2019.

The following are definitions of terminology used in the adoption of the reporting requirements under King IV.

Reflected
In respect of the DSP and LTIP plans, remuneration is reflected when performance conditions have been met during the reporting period.

Settled
This refers to remuneration that has been included in prior reporting periods and has now become payable (but may not yet have been paid) to the executive in the current period.

Single total figure remuneration	Base salary		Pension scheme benefits	Once-off relocation costs	Cash in lieu of dividends	Other benefits(2)	Awards earned during the period reflected but not yet settled			Single total figure of remuneration
	ZAR denominated portion	USD/AUD denominated portion(1)					DSP 2019 awards(3)	CSLTIP 2017 awards(4)	Sign-on awards granted (5)	2019		2018	2017
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000 (8)	USD '000 (8)	USD '000 (8)
Executive directors
KPM Dushnisky	—	18,608	4,648	2,726	142	2,578	61,842	—	—	90,544	6,268	7,570	—
KC Ramon	5,585	3,981	779	—	194	893	29,135	33,064	—	73,631	5,097	3,547	2,190
Total executive directors	5,585	22,589	5,427	2,726	336	3,471	90,977	33,064	—	164,175	11,365	11,117	2,190

Prescribed officers
SD Bailey	3,879	2,560	—	—	37	1,160	18,087	5,917	—	31,640	2,190	—	—
CE Carter(6)	—	2,791	5,524	—	—	2,277	—	—	—	10,592	733	3,719	2,322
PD Chenard(7)	2,933	3,900	—	1,270	—	1,729	18,362	—	19,356	47,550	3,292	—	—
GJ Ehm	—	9,074	251	—	163	611	25,329	33,064	—	68,492	4,742	3,286	2,096
L Eybers	1,377	7,945	251	1,135	64	2,310	25,054	29,160	—	67,296	4,659	2,511	1,680
DC Noko(6)	869	396	117	—	17	1,110	—	—	—	2,509	174	2,846	1,642
S Ntuli	4,607	2,871	631	—	36	343	21,041	7,526	—	37,055	2,565	—	—
ME Sanz Perez	4,481	3,184	958	—	169	68	20,567	26,447	—	55,874	3,868	2,833	1,637
CB Sheppard(6)	1,159	528	160	—	169	830	—	—	—	2,846	197	2,961	1,413
TR Sibisi	4,944	2,337	910	—	158	61	19,638	22,713	—	50,761	3,514	2,699	1,126
Total prescribed officers	24,249	35,586	8,802	2,405	813	10,499	148,078	124,827	19,356	374,615	25,934	20,855	11,916

Notes:

(1)	Salary denominated in USD/AUD for global roles and responsibilities converted to ZAR on payment date.

(2)
Other benefits include health care, group personal accident, disability, funeral cover, accommodation allowance, airfare and surplus leave encashed. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.

(3)
The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2019 with the cash bonus payable in February 2020 and the share awards allocated in February 2020, vesting over a 5-year period in equal tranches.

(4)	The fair value of the CSLTIP granted in 2017 with a 3-year performance period ended 31 December 2019. The awards vested on 1 March 2020.

(5)
PD Chenard was awarded a sign-on award of ZAR19.36m at start date,1 April 2019, of which ZAR6.33m will be settled in cash with 50% payable upfront, the balance on 1 April 2020 and ZAR13.03m will be settled in shares to vest over a 2 year period in equal tranches in accordance with the JSE Listing requirements.

(6)
All salary payments (including salary, performance related payments, pension and other benefits) for CE Carter (retired 28 March 2019), DC Noko (retired 28 February 2019) and CB Sheppard (retired 15 March 2019) are pro-rated in accordance with their retirement dates.

(7)	All salary payments (including salary, performance related payments, pension and other benefits) for PD Chenard are pro-rated in accordance with his start date, 1 April 2019.

(8)	Convenience conversion to USD at the year-to-date average exchange rate of $1:R14.445 (2018: $1:R13.247; 2017 $1:R13.301).

33    RELATED PARTIES (continued)
Directors and other key management personnel (continued)

Total cash equivalent received reconciliation	Single total figure remuneration	Awards earned during the period reflected but not yet settled			DSP 2018 cash portion settled	BSP, CIP and LTIP share awards settled			Sign-on cash settled			Sign-on shares settled			Total cash equivalent received
		DSP 2019 awards(1)	CSLTIP 2017 awards(2)	Sign-on awards granted(3)		Grant fair value(4)	Market movement since grant date(4)	Vesting fair value(4)	Grant fair value(4)	Currency movement since grant date(4)	Settlement fair value(4)	Grant fair value(4)	Market movement since grant date(4)	Vesting fair value(4)	2019		2018	2017
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000(5)	USD '000(5)	USD '000(5)
Executive directors
KPM Dushnisky	90,544	(61,842)	—	—	7,119	—	—	—	17,616	(1,010)	16,606	20,188	18,357	38,545	90,972	6,298	550	—
KC Ramon	73,631	(29,135)	(33,064)	—	8,378	21,504	2,849	24,353	—	—	—	—	—	—	44,163	3,057	1,936	1,515
Total executive directors	164,175	(90,977)	(33,064)	—	15,497	21,504	2,849	24,353	17,616	(1,010)	16,606	20,188	18,357	38,545	135,135	9,355	2,486	1,515
																	—	—
Prescribed officers
SD Bailey	31,640	(18,087)	(5,917)	—	2,613	4,066	724	4,789	—	—	—	—	—	—	15,038	1,041	—	—
CE Carter	10,592	—	—	—	8,778	26,276	3,913	30,188	—	—	—	—	—	—	49,558	3,431	1,967	1,907
PD Chenard	47,550	(18,362)	—	(16,191)	—	—	—	—	—	—	—	—	—	—	12,997	900	—	—
GJ Ehm	68,492	(25,329)	(33,064)	—	7,113	19,622	(198)	19,424	—	—	—	—	—	—	36,636	2,536	1,751	1,758
L Eybers	67,296	(25,054)	(29,160)	—	6,701	7,463	2,825	10,289	—	—	—	—	—	—	30,072	2,082	1,233	1,101
DC Noko	2,509	—	—	—	5,851	24,906	4,316	29,222	—	—	—	—	—	—	37,582	2,602	1,436	1,381
S Ntuli	37,055	(21,041)	(7,526)	—	3,269	3,956	1,046	5,002	—	—	—	—	—	—	16,759	1,160	—	—
ME Sanz Perez	55,874	(20,567)	(26,447)	—	5,864	18,839	1,460	20,299	—	—	—	—	—	—	35,023	2,425	1,399	1,350
CB Sheppard	2,846	—	—	—	6,186	25,446	4,338	29,783	—	—	—	—	—	—	38,815	2,687	1,146	887
TR Sibisi	50,761	(19,638)	(22,713)	—	5,495	17,709	876	18,585	—	—	—	—	—	—	32,490	2,249	886	674
Total prescribed officers	374,615	(148,078)	(124,827)	(16,191)	51,870	148,283	19,300	167,581	—	—	—	—	—	—	304,970	21,113	9,818	9,058

Notes:

(1)
The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2019 with the cash bonus payable in February 2020 and the share awards allocated in February 2020, vesting over a 5-year period in equal tranches.

(2)	The fair value of the CSLTIP granted in 2017 with a 3-year performance period ended 31 December 2019. The awards vested on 1 March 2020.

(3)
PD Chenard was awarded a sign-on award of ZAR19.36m at start date,1 April 2019, of which ZAR6.33m will be settled in cash with 50% payable upfront, the balance on 1 April 2020 and ZAR13.03m will be settled in shares to vest over a 2 year period in equal tranches in accordance with the JSE Listing requirements.

(4)
Reflects the sum of all the grant fair value, the sum of all the share price movements since grant to vesting date and the sum of all the vesting fair value for the vested CSLTIP 2016, vested BSP 2017 and 2018, vested CIP 2017 and 2018 vested sign-on share awards and difference in the currency movements for the vested sign-on cash settled award. These values include awards vested early for CE Carter, DC Noko and CB Sheppard in accordance with their retirement dates as per as per scheme rules.

(5)	Convenience conversion to USD at the year-to-date average exchange rate of $1:R14.445 (2018: $1:R13.247; 2017: $1:R13.301).

33    RELATED PARTIES (continued)

Directors and other key management personnel (continued)

Details of the share incentive scheme awards are included below.
BSP awards

	Balance at 1 January 2019	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2019	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2019(3)
						ZAR'000	ZAR'000	ZAR'000

Executive Directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	77,073	—	49,256	—	27,817	—	10,034	8,804
Total executive directors	77,073	—	49,256	—	27,817	—	10,034	8,804
Prescribed officers
SD Bailey	22,549	—	14,243	—	8,306	—	2,903	2,629
CE Carter(4)	67,173	—	58,055	9,118	—	—	11,664	—
PD Chenard	—	—	—	—	—	—	—	—
GJ Ehm	62,783	—	39,786	—	22,997	—	8,109	7,279
L Eybers	53,626	—	31,338	—	22,288	—	6,419	7,054
DC Noko(4)	52,531	—	44,415	8,116	—	—	9,070	—
S Ntuli	28,221	—	17,584	—	10,637	—	3,587	3,367
ME Sanz Perez	52,842	—	33,770	—	19,072	—	6,879	6,036
CB Sheppard(4)	55,534	—	47,374	8,160	—	—	9,584	—
TR Sibisi	47,221	—	29,516	—	17,705	—	6,021	5,604
Total prescribed officers	442,480	—	316,081	25,394	101,005	—	64,236	31,969
Other Management	2,482,900	—	1,595,362	70,586	816,952	—	321,706	258,565
Total BSP awards	3,002,453	—	1,960,699	95,980	945,774	—	395,976	299,338

Notes

(1)	The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date. Closed scheme, no awards granted in 2019.

(2)	The fair value of vested awards represents the value deemed received on settlement date.

(3)	The fair value of unvested awards is calculated using the closing share price as at 31 December.

(4)	Includes awards vested early and lapsed for CE Carter, DC Noko and CB Sheppard in accordance with their retirement dates as per scheme rules.

33    RELATED PARTIES (continued)

Details of the share incentive scheme awards are included below.
LTIP awards

	Balance at 1 January 2019	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2019	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2019(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	230,595	—	56,760	63,240	110,595	—	11,315	35,003
Total executive directors	230,595	—	56,760	63,240	110,595	—	11,315	35,003

Prescribed officers
SD Bailey	39,793	—	9,460	10,540	19,793	—	1,886	6,264
CE Carter(4)	230,595	—	93,205	137,390	—	—	18,349	—
PD Chenard	—	—	—		—	—	—	—
GJ Ehm	230,595	—	56,760	63,240	110,595	—	11,315	35,003
L Eybers	117,535	—	9,460	10,540	97,535	—	1,886	30,870
DC Noko(4)	208,850	—	85,036	123,814	—	—	17,178	—
S Ntuli	40,173	—	7,095	7,905	25,173	—	1,414	7,967
ME Sanz Perez	208,463	—	56,760	63,240	88,463	—	11,315	27,999
CB Sheppard(4)	213,928	—	87,220	126,708	—	—	17,344	—
TR Sibisi	195,971	—	56,760	63,240	75,971	—	11,315	24,045
Total prescribed officers	1,485,903	—	461,756	606,617	417,530	—	92,002	132,148
Other Management	2,099,263	—	510,922	635,904	952,437	—	101,852	301,446
Total LTIP awards	3,815,761	—	1,029,438	1,305,761	1,480,562	—	205,169	468,597

Notes

(1)	The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date. Closed scheme, no awards granted in 2019.

(2)	The fair value of vested awards represents the value deemed received on settlement date.

(3)	The fair value of unvested awards is calculated using the closing share price as at 31 December.

(4)	Includes awards vested early and lapsed for CE Carter, DC Noko and CB Sheppard in accordance with their retirement dates as per scheme rules.

33    RELATED PARTIES (continued)

CIP matched awards

	Balance at 1 January 2019	Granted	Matched	Forfeited/ Lapsed	Balance at 31 December 2019	Fair value of granted awards(1)	Fair value of matched awards(2)	Fair value of unvested matched at 31 December 2019(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	—	—	—	—	—	—	—	—
KC Ramon	23,270	—	14,795	—	8,475	—	3,004	2,682
Total executive directors	23,270	—	14,795	—	8,475	—	3,004	2,682

Prescribed officers
SD Bailey	—	—	—	—	—	—	—	—
CE Carter	949	—	949	—	—	—	175	—
PD Chenard	—	—	—		—	—	—	—
GJ Ehm(4)	16,500	—	—	16,500	—	—	—	—
L Eybers	16,788	—	10,198	—	6,590	—	1,983	2,086
DC Noko(5)	15,370	—	15,370	—	—	—	2,974	—
S Ntuli	—	—	—	—	—	—	—	—
ME Sanz Perez	16,039	—	10,297	—	5,742	—	2,104	1,817
CB Sheppard(5)	14,358	—	14,358	—	—	—	2,855	—
TR Sibisi	9,304	—	6,184	—	3,120	—	1,249	987
Total prescribed officers	89,308	—	57,356	16,500	15,452	—	11,340	4,890
Other Management	—	—	—	—	—	—	—	—
Total CIP awards	112,578	—	72,151	16,500	23,927	—	14,344	7,572

Notes

(1)	The fair value of granted awards represents the value of awards, calculated using the original investment share price on purchase date. Closed scheme, no awards granted in 2019.

(2)	The fair value of matched awards represents the value received on settlement dates.

(3)	The fair value of unvested awards is calculated using the closing share price as at 31 December.

(4)	These awards lapsed for GJ Ehm in line with the scheme rules.

(5)	Includes awards vested early for DC Noko and CB Sheppard in accordance with their retirement dates as per scheme rules.

Sign-on share awards

	Balance at 1 January 2019	Granted	Vested deemed settled	Forfeited/ Lapsed	Balance at 31 December 2019	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2019(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	351,755	—	175,877	—	175,878	—	38,545	55,665
Total executive directors	351,755	—	175,877	—	175,878	—	38,545	55,665
Prescribed officers
PD Chenard	—	64,951	—	—	64,951	13,026	—	20,557
Total prescribed officers	—	64,951	—	—	64,951	13,026	—	20,557
Total Sign-on share awards	351,755	64,951	175,877	—	240,829	13,026	38,545	76,222

Notes

(1)
The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date. The share awards were granted on start date and will vest over a 2-year period in equal tranches in accordance with the JSE Listing requirements.

(2)	The fair value of KPM Dushnisky's vested awards represents the value received on settlement dates, 20 and 21 February 2019.

(3)	The fair value of unvested awards is calculated using the closing share price as at 31 December.

33    RELATED PARTIES (continued)

DSP awards

Subsequent to year end and up to the date of this report, the following DSP awards were granted to executive directors and prescribed officers:

	Balance at 1 January 2019	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2019	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2019(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KPM Dushnisky	—	67,742	—	—	67,742	13,848	—	21,440
KC Ramon	—	89,782	—	—	89,782	18,353	—	28,416
Total executive directors	—	157,524	—	—	157,524	32,201	—	49,856

Prescribed officers
SD Bailey	—	19,196	—	—	19,196	3,924	—	6,076
CE Carter	—	98,451	—	—	98,451	20,125	—	31,160
PD Chenard	—	—	—	—	—	—	—	—
GJ Ehm	—	82,037	—	—	82,037	16,770	—	25,965
L Eybers	—	77,380	—	—	77,380	15,818	—	24,491
DC Noko	—	67,548	—	—	67,548	13,808	—	21,379
S Ntuli	—	24,006	—	—	24,006	4,907	—	7,598
ME Sanz Perez	—	67,712	—	—	67,712	13,842	—	21,431
CB Sheppard	—	71,409	—	—	71,409	14,597	—	22,601
TR Sibisi	—	63,424	—	—	63,424	12,965	—	20,074
Total prescribed officers	—	571,163	—	—	571,163	116,756	—	180,775
Other Management	—	940,504	14,623	55,208	870,673	192,258	4,269	275,568
Total DSP awards	—	1,669,191	14,623	55,208	1,599,360	341,215	4,269	506,199

Notes

(1)	The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date, 21 February 2019.

(2)	The fair value of vested awards represents the value deemed received on settlement date.

(3)	The fair value of unvested awards is calculated using the closing share price as at 31 December.

33    RELATED PARTIES (continued)

Non-Executive Director remuneration
The table below details the fees and allowances paid to Non-Executive Directors:

Non-Executive Directors’ fees and allowances

					Figures in thousands(1)	Figures in thousands(1)
	Director fees	Committee fees	Travel allowance	Total	Total	Total
US Dollars(1)	2019			2019	2018	2017
SM Pityana (Chairman)	303,000	73,750	10,000	386,750	441	372
AH Garner	123,500	37,000	35,000	195,500	200	201
AM Ferguson(2)	123,500	50,500	42,500	216,500	52	—
DL Hodgson(3)	33,500	13,500	—	47,000	190	167
JE Tilk(2)	123,500	47,000	60,000	230,500	—	—
M Ramos(4)	70,000	30,500	6,250	106,750	—	—
MDC Richter	123,500	71,750	35,000	230,250	235	203
MJ Kirkwood(3)	33,500	22,250	6,250	62,000	247	231
NP January-Bardill	123,500	56,000	6,250	185,750	198	180
R Gasant	123,500	63,500	6,250	193,250	229	182
RJ Ruston	123,500	56,000	38,750	218,250	261	212
Total Fees For 2019	1,304,500	521,750	246,250	2,072,500	2,053	1,748

(1)	Directors' compensation is disclosed in US dollars.

(2)	Director's travel allowance includes travel for site induction.

(3)	Directors resigned effective 9 May 2019.

(4)	Director joined on 1 June 2019.

Non-Executive Directors do not hold service contracts with the company. Executive Directors do not receive payment of directors’ fees or committee fees.
The interests of directors, prescribed officers and their associates in the ordinary shares of the company at 31 December, which individually did not exceed 1% of the company’s issued ordinary share capital, were:

	31 December 2019 Beneficial holding		31 December 2018 Beneficial holding		31 December 2017 Beneficial holding
	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive directors
SM Pityana	2,990	—	2,990	—	2,990	—
MDC Richter(1)	9,300	—	9,300	—	7,300	—
AH Garner(1)	17,500	—	17,500	—	7,500	—
RJ Ruston(2)	—	1,000	—	1,000	—	1,000
Total	29,790	1,000	29,790	1,000	17,790	1,000
Executive directors
KPM Dushnisky (1)	131,730	—	50,000	—	—	—
KC Ramon	59,124	—	51,062	—	28,265	—
Total	190,854	—	101,062	—	28,265	—
Company Secretary
ME Sanz Perez	31,815	16,368	26,204	16,368	13,994	16,368
Total	31,815	16,368	26,204	16,368	13,994	16,368
Prescribed officers
SD Bailey(1)	1,190	—	—	—	—	—
GJ Ehm(2)	35,058	16,213	35,058	16,213	30,319	16,213
L Eybers	18,164	—	17,207	—	4,812	—
TR Sibisi	13,283	—	9,914	—	4,085	—
Total	67,695	16,213	62,179	16,213	39,216	16,213
Grand total	320,154	33,581	219,235	33,581	99,265	33,581

(1)	Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)

(2)	Held on the Australian stock exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)

A register detailing Directors and Prescribed Officers’ interests in contracts is available for inspection at the company’s registered and corporate office.

33     RELATED PARTIES (continued)

Directors’ and Prescribed Officers’ interests in AngloGold Ashanti shares (continued)

Changes in Directors' and Prescribed Officers' interests in AngloGold Ashanti shares, excluding options and awards granted in terms of the group’s BSP and LTIP schemes, after 31 December 2019 include:

	Date of transaction	Type of transaction	Number of shares	Direct/Indirect beneficial holding

Executive Directors
KPM Dushnisky	26 February 2020	On-market purchase in respect of the sign-on award	87,939	Direct
	26 February 2020	On-market sale of ordinary shares to settle tax costs	47,488	Direct
KC Ramon	27 February 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	8,475	Direct
	28 February 2020	On-market sale of ordinary shares to settle tax costs	3,857	Direct
	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	52,234	Direct
		On-market sale of ordinary shares to settle tax costs	24,027	Direct
Company Secretary
ME Sanz Perez	27 February 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	5,742	Direct
	28 February 2020	On-market sale of ordinary shares to settle tax costs	2,613	Direct
	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	41,781	Direct
		On-market sale of ordinary shares to settle tax costs	19,219	Direct
Prescribed officers
SD Bailey	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	9,348	Direct
		On-market sale of ordinary shares to settle tax costs	4,300	Direct
GJ Ehm	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	52,234	Direct
		On-market sale of ordinary shares to settle tax costs	24,027	Direct
L Eybers	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	46,065	Direct
	3 March 2020	On-market sale of ordinary shares to settle tax costs	21,190	Direct
	9 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	6,590	Direct
		On-market sale of ordinary shares to settle tax costs	2,999	Direct
S Ntuli	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	11,889	Direct
		On-market sale of ordinary shares to settle tax costs	5,468	Direct
TR Sibisi	2 March 2020	On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Long-Term Incentive Plan	35,881	Direct
		On-market sale of ordinary shares to settle tax costs	16,505	Direct
		On-market purchase of ordinary shares pursuant to the AngloGold Ashanti Co-Investment Plan	3,120	Direct
		On-market sale of ordinary shares to settle tax costs	1,420	Direct